INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Inventory [Line Items]
Raw materials	$ 13,753		$ 11,626
Work-in-progress	1,047		785
Finished goods	43,067	[1]	38,139	[1]
Inventories	57,867		50,550
Cost of revenues	194,436		169,169		155,377
Inventory Valuation and Obsolescence [Member]
Inventory [Line Items]
Cost of revenues	$ (3,458)

[1]	In the second quarter of 2013, following the implementation of a new Enterprise Resources Planning ("ERP") system, the Company refined its method of finished goods costing based on the ERP system's ability to create in enhanced and refined bill of materials for each stock keeping unit. This resulted in more accurate value for each finish goods or work-in-process product held in inventory. The refinement provided by the new system gave the Company a more complete matching of inventory costs incurred with cost of revenues. This refinement resulted in a change of estimate for the value of inventory amounted to one time impact of $3,458 reducing the Company's cost of revenues.